Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents
19. Cash and cash equivalents

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000
Cash and cash equivalents	59,045	25,719

At December 31, 2021, the cash and cash equivalents of the Group denominated in RMB amounted
to RMB16,046,000 (2020: RMB22,649,000). The RMB is not freely convertible into other currencies, however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Group is permitted to exchange RMB for other currencies through banks authorised to conduct foreign exchange business.